Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

Note 16 — Related Party Transactions

Consulting Agreement

The Company was a party to a consulting agreement with Robert L. Parker Sr., the former Chairman of the Board of Directors of the Company and the father of our current Executive Chairman, Robert L. Parker Jr. The consulting agreement expired on April 30, 2011. Under the agreement, Mr. Parker Sr. was paid consulting fees of $40,000 during the year ended December 31, 2011. For one year after the termination of the consulting agreement, Mr. Parker Sr. was prohibited from soliciting business from any of our customers or individuals with which we have done business, from becoming interested in any business that competes with the Company, and from recruiting any employees of the Company. Under the consulting agreement, Mr. Parker Sr. also represented the Company on the U.S.-Kazakhstan Business Council. In addition, we pay a monthly rental fee to Mr. Parker Sr. for various pieces of artwork which are displayed throughout our corporate office. We paid Mr. Parker $36,000 for each of the years ended December 31, 2013, 2012, and 2011 for the artwork rental.

Effective January 1, 2012, the Company entered into two separate ranch lease agreements under which the Company agreed to pay a daily usage fee per person for utilization of the Cypress Springs Ranch owned by the Robert L. Parker, Sr. and Catherine M. Parker Family Limited Partnership and the Camp Verde Ranch owned by Robert L. Parker, Jr. During 2013, the Company incurred fees of $14,281 in 2013 for the Cypress Springs Ranch. During 2012, the company incurred fees of $39,875 and $1,650 in 2012 for the Cypress Springs Ranch and Camp Verde Ranch, respectively, pursuant to the ranch lease agreements for the right to utilize the premises of the ranches for the purpose of hosting business meetings.

Other Related Party Agreements

During 2013 and 2012, one of the Company’s directors held executive positions at Apache Corporation (Apache), including the positions of President and Chief Corporate Officer, Executive Vice President and Chief Financial Officer and Chief Corporate Officer. During 2013 and 2012, affiliates of Apache paid affiliates of the Company a total of $40.8 million and $31.2 million, respectively, for performance of drilling services and provision of rental tools. Also during 2013, one of our directors served on the board of directors of Gardner Denver, Inc. (GD). During 2013, affiliates of the Company paid affiliates of GD $0.2 million for goods and services provided to the Company. This information is considered and discussed annually in connection with the Board of Directors’ assessment of facts and circumstances that could preclude a determination that such director is independent under the New York Stock Exchange governance listing standards.